Other Financial Assets At Fair Value Through Profit Or Loss (Tables)	6 Months Ended
Jun. 30, 2021
Financial assets at fair value through profit or loss [abstract]
Summary of Other Financial Assets at Fair Value Through Profit or Loss

	30 June 2021	31 December 2020
	£m	£m
Loans and advances to customers:
Loans to housing associations	12	13
Other loans	62	86
	74	99
Debt securities	105	109
	179	208